Warrant Liability - Summary of Share Purchase Warrant Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Warrants Exercised	87,700
Warrant Liability [Member]
Statement Line Items [Line Items]
Warrants Outstanding, Beginning of the year		3,391,844	3,417,840	3,779,245
Warrants Issued (note 19)		3,325,000
Warrants Exercised		(87,700)		(331,730)	[1]
Warrants Expired (note 19)			(25,996)	(29,675)
Warrants Outstanding, End of the year		6,629,144	3,391,844	3,417,840
Weighted Average Exercise Price, Beginning of the year		$ 6.23	$ 7.59	$ 9.66
Weighted Average Exercise Price, Issued (note 19)		1.65
Weighted Average Exercise Price, Exercised		1.07		1.07
Weighted Average Exercise Price, Expired (note 19)			185.00	345.00
Weighted Average Exercise Price, End of the year		$ 4.00	$ 6.23	$ 7.59

[1]	portion of the Series A warrants was exercised using the cashless feature. Therefore, the total number of equivalent shares issued was 301,343.